Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2013 oz	Dec. 31, 2012 oz	Jun. 30, 2012	Dec. 31, 2011 oz	Mar. 31, 2011 oz	Jun. 30, 2013 oz	Jun. 30, 2012	Dec. 31, 2012 oz	Dec. 31, 2011 oz	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Minimum Voting control								50.00%
Investments in Equity Method								0.00%
Ownership Interest in equity Method								50.00%
Investments in corporate joint ventures under the equity Method								50.00%
Investments in Cost Method								0.00%
Ownership Interest in Cost Method								20.00%
Third-party smelting and refining costs recorded as a reduction of revenue								$ 16,600,000	$ 17,700,000	$ 8,600,000
Company outstanding provisionally priced sales		33,200,000		22,500,000				33,200,000	22,500,000
Outstanding Provisionally Priced Sales Consists of Silver		400,000		200,000				400,000	200,000
Outstanding provisionally priced sales consists of Gold	15,589	11,957		9,701		15,589		11,957	9,701
Fair value of gold and silver including embedded derivative		34,100,000		21,700,000				34,100,000	21,700,000
Each one cent per ounce change in realized silver price, revenue would vary (plus or minus)		4,000		2,000				4,000	2,000
Each one dollar per ounce change in realized gold price, revenue would vary (plus or minus)		12,000		9,700				12,000	9,700
Consisting ounces of silver		400,000		200,000				400,000	200,000
Fair value of embedded derivative		34,100,000		21,700,000				34,100,000	21,700,000
Reported ore on the leach pads, total assets		44,300,000		33,900,000				44,300,000	33,900,000
Reported ore on the leach pads, current assets	28,880,000	22,991,000		27,252,000		28,880,000		22,991,000	27,252,000
Reported ore on the leach pads, non-current assets		21,300,000		6,700,000				21,300,000	6,700,000
Decrease in estimated silver ounces inventory		500,000		200,000	700,000
Decrease in estimated gold ounces inventory		8,879		10,828	298
Drilling and related costs		13,900,000		7,200,000				13,900,000	7,200,000
Impairment of Long-Lived Assets Held-for-use	86,000		4,813,000			205,000	4,813,000	5,825,000	0	0
Maturity Period of Certificates of Deposits								Three months to a year
Restricted Cash and Cash Equivalents, Noncurrent	24,468,000	24,970,000		28,911,000		24,468,000		24,970,000	28,911,000
Maturity of cash and cash equivalents include all highly-liquid investments									Three months
Tax Year 2009 [Member] | Foreign Tax Authority [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Income tax expense, additional expense recognized								1,400,000
Tax Year 2010 and 2011 [Member] | Foreign Tax Authority [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Income tax expense, additional expense recognized								$ 15,500,000
Building and Building Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life								7 years
Building and Building Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life								31 years
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life								3 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life								13 years